Operating segments	12 Months Ended
Dec. 31, 2023
Operating segments
Operating Segments

4. Operating segments

The following provides summarized information of the operating segments for the years ended December 31, 2023, 2022 and 2021:

2023	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1) (5)	Adjustments and eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	246,099,601	55,226,719	148,154,740	5,815,213	4,568,538	(146,296,647)	313,568,164
Cost of sales	(179,457,000)	(19,409,265)	(120,530,232)	(5,395,181)	(4,952,119)	119,577,353	(210,166,444)
Administrative and selling expenses	(28,222,382)	(1,921,495)	(31,126,116)	(1,609,817)	-	31,126,116	(31,753,694)
Other operating income	211,721,234	10,829,622	6,283,765	15,021,037	134,338	(6,283,765)	237,706,231
Other operating expenses	(10,959,900)	(222,386)	(1,775,586)	(3,928,976)	(17,528)	1,775,586	(15,128,790)
Reversal of impairment of property, plant and equipment and intangible assets, net	20,360,769	23,633,767	-	-	-	-	43,994,536
Operating income	259,542,322	68,136,962	1,006,571	9,902,276	(266,771)	(101,357)	338,220,003

Other (expenses) income (4)	(213,344,071)	(54,477,772)	13,599,809	(3,278,475)	73,033,788	(7,792,412)	(192,259,133)

Net income for the segment	46,198,251	13,659,190	14,606,380	6,623,801	72,767,017	(7,893,769)	145,960,870
Share in the net income for the segment	46,198,251	13,659,190	6,683,668	6,623,801	72,795,960	-	145,960,870

2022	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1) (5)	Adjustments and elimination (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	251,232,057	56,866,766	165,127,506	-	5,457,369	(162,939,061)	315,744,637
Cost of sales	(139,936,949)	(20,199,641)	(134,093,751)	-	(4,597,277)	132,776,060	(166,051,558)
Administrative and selling expenses	(21,064,610)	(2,188,638)	(28,993,257)	-	-	28,993,257	(23,253,248)
Other operating income	106,181,448	5,518,119	4,255,737	-	137,845	(4,255,737)	111,837,412
Other operating expenses	(1,850,316)	(24,330)	(1,467,013)	-	(498)	1,467,013	(1,875,144)
Impairment of property, plant and equipment and intangible assets	(18,592,606)	(25,077,854)	-	-	-	-	(43,670,460)
Operating income	175,969,024	14,894,422	4,829,222	-	997,439	(3,958,468)	192,731,639

Other (expenses) income (4)	(169,621,403)	(921,919)	(12,567,593)	-	37,179,395	12,610,154	(133,321,366)

Net income (loss) for the segment	6,347,621	13,972,503	(7,738,371)	-	38,176,834	8,651,686	59,410,273
Share in the net income for the segment	6,347,621	13,972,503	903,303	-	38,186,846	-	59,410,273

2021	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1)	Adjustments and eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	268,729,908	68,826,723	186,722,670	-	10,621,840	(188,657,380)	346,243,761
Cost of sales	(152,779,050)	(20,495,496)	(143,806,932)	-	(9,064,087)	146,818,652	(179,326,913)
Administrative and selling expenses	(21,910,620)	(3,273,162)	(37,701,469)	-	-	37,701,469	(25,183,782)
Other operating income	63,549,989	2,564,834	6,101,706	-	120,297	(6,101,709)	66,235,117
Other operating expenses	(4,963,256)	64,134	(1,411,710)	-	-	1,411,711	(4,899,121)
Impairment of property, plant and equipment and intangible assets	(47,102,661)	-	-	-	-	-	(47,102,661)
Operating income	105,524,310	47,687,033	9,904,265	-	1,678,050	(8,827,257)	155,966,401

Other (expenses) income (4)	(141,877,419)	(13,296,431)	(27,318,781)	-	(1,073,788)	23,670,076	(159,896,343)

Net (loss) income for the segment	(36,353,109)	34,390,602	(17,414,516)	-	604,262	14,842,819	(3,929,942)
Share in the net (loss) income for the segment	(36,353,109)	34,390,602	(2,924,339)	-	956,904	-	(3,929,942)

(1)	Includes information from associates.
(2)	Includes income (expenses) related to resale of gas transport and distribution capacity.
(3)	Includes adjustments and eliminations related to equity method investees.
(4)	Includes loss on net monetary position, share of the profit of associates, gain from bargain purchase, finance income and expenses, net allocated to each segment.
(5)	Includes gain from bargain purchase related to the business combination described in Note 2.2.20.

Major customers

During the years ended December 31, 2023, 2022 and 2021 revenues from CAMMESA amounted to 84%, 86% and 87%, respectively, from total Group revenues.